Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2011
Registrant Name	dei_EntityRegistrantName	STRATEGIC FUNDS, INC.
Central Index Key	dei_EntityCentralIndexKey	0000737520
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 27, 2012
Document Effective Date	dei_DocumentEffectiveDate	May 01, 2012
DREYFUS ACTIVE MIDCAP FUND (Prospectus Summary) | DREYFUS ACTIVE MIDCAP FUND | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DNLDX
DREYFUS ACTIVE MIDCAP FUND (Prospectus Summary) | DREYFUS ACTIVE MIDCAP FUND | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DNLCX
DREYFUS ACTIVE MIDCAP FUND (Prospectus Summary) | DREYFUS ACTIVE MIDCAP FUND | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DNLRX